CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 185,786	$ 402,527
Short-term investments	5,288	3,936
Trade receivables (Notes 6 and 19)	13,545	11,867
Inventories (Note 7)	878,944	630,474
Income taxes recoverable	7,674	3,656
Fair value of derivative financial instruments (Notes 6 and 21)	12,305	35,516
Other current assets (Note 8A)	198,846	159,212
Total current assets	1,302,388	1,247,188
Non-current assets:
Goodwill (Notes 23 and 24)	407,792	407,792
Property, plant and mine development (Notes 9 and 13)	7,646,281	7,325,418
Investments (Notes 6, 10 and 21)	343,509	375,103
Deferred income tax asset (Note 25)	133,608
Other assets (Note 8B)	353,198	259,254
Total assets	10,186,776	9,614,755
Current liabilities:
Accounts payable and accrued liabilities (Note 11)	414,673	363,801
Reclamation provision (Note 12)	7,547	15,270
Interest payable	12,303	12,184
Income taxes payable (Note 25)	47,213	102,687
Lease obligations (Note 13)	32,988	20,852
Current portion of long-term debt (Note 14)	225,000
Fair value of derivative financial instruments (Notes 6 and 21)	22,089	904
Total current liabilities	761,813	515,698
Non-current liabilities:
Long-term debt (Note 14)	1,340,223	1,565,241
Lease obligations (Note 13)	98,445	99,423
Reclamation provision (Note 12)	722,449	651,783
Deferred income and mining tax liabilities (Note 25)	1,212,750	1,036,061
Other liabilities (Note 15)	70,261	63,336
Total liabilities	4,205,941	3,931,542
EQUITY
Common shares (Note 16):Outstanding - 245,435,804 common shares issued, less 433,947 shares held in trust	5,863,512	5,751,479
Stock options (Notes 16 and 17)	191,112	175,640
Contributed surplus	37,254	37,254
Deficit	(165,319)	(366,412)
Other reserves (Note 18)	54,276	85,252
Total equity	5,980,835	5,683,213
Total liabilities and equity	10,186,776	9,614,755
Commitments and contingencies (Note 27)